NOTE 9. DIVIDENDS	12 Months Ended
Dec. 31, 2021
NOTE 9. DIVIDENDS	NOTE 9. DIVIDENDS No dividends were declared and paid during the financial year ended December 31, 2021 (2020: Nil).